September 8, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	N-30B-2 Semi-Annual Filing

PRIAC Variable Contract Account A (File No. 811-21988)

Prudential Retirement Security Annuity (File No. 333-139334)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual report with respect to the portfolios specified below:

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001193125-10-206496
	Date of Filing:	2010-09-08

	Share Class:	N/A

AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Very Truly Yours,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel